CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues and Other Income
Operating revenues, net of royalties	$ 39,132	$ 24,662
Other income	(31)	390
Total revenue	39,101	25,052
Expenses
Purchases of crude oil and products	13,791	9,112
Operating, selling and general	11,366	9,794
Transportation	1,479	1,551
Depreciation, depletion, amortization and impairment	5,850	9,526
Exploration	47	186
Gain on disposal of assets	(257)	(16)
Financing expenses	1,255	996
Total expenses	33,531	31,149
(Loss) Earnings before Income Taxes	5,570	(6,097)
Income Tax (Recovery) Expense
Current	1,395	(659)
Deferred	56	(1,119)
Total income tax expense (recovery)	1,451	(1,778)
Net Earnings (Loss)	4,119	(4,319)
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	(63)	(22)
Items That Will Not be Reclassified to Earnings:
Actuarial gain (loss) on employee retirement benefit plans, net of income taxes	856	(196)
Other Comprehensive Income (Loss)	793	(218)
Total Comprehensive Income (Loss)	$ 4,912	$ (4,537)
Per Common Share (dollars)
Net (loss) earnings - basic	$ 2.77	$ (2.83)
Net (loss) earnings - diluted	2.77	(2.83)
Cash dividends	$ 1.05	$ 1.10